Research and development expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expense [Abstract]
Research and development expense	₩ 700,642	₩ 735,715	₩ 723,888